Balances and Transactions in Foreign Currencies (Tables)	12 Months Ended
Dec. 31, 2021
Balances and Transactions in Foreign Currencies [Abstract]
Summary of Assets, Liabilities and Transactions in Foreign Currencies	As of December 31, 2021 and 2020, assets and liabilities denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

	Assets		Liabilities
Balances	Current	Non-current	Current	Non-current
As of December 31, 2021
U.S. dollars	28,851	14	3,495	52,591
Euros	—	—	205	—
As of December 31, 2020
U.S. dollars	21,787	4	2,645	50,969
Euros	—	—	95	—

 For the years ended December 31, 2021, 2020 and 2019 transactions denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

Transactions	Revenues	Purchases of Raw Materials	Interest Expense	Other
Year ended December 31, 2021 U.S.dollars	452	14,420	1,749	2,509
Year ended December 31, 2020 U.S.dollars	462	12,801	3,418	2,213
Year ended December 31, 2019 U.S.dollars	1,506	14,307	1,910	2,723
Year ended December 31, 2019 Euros	—	454	—	—